Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

December 20, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”) on behalf of:

Eaton Vance Emerging and Frontier Countries Equity Fund and

Eaton Vance Global Bond Fund (the “Funds”)

Post-Effective Amendment No. 322 (1933 Act File No. 002-90946)

Amendment No. 325 (1940 Act File No. 811-04015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectuses and statements of additional information (“SAI”) for the Funds. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed for the purposes of (i) updating disclosure regarding changes to Eaton Vance Emerging and Frontier Countries Equity Fund’s principal investment strategy and fundamental investment restrictions and (ii) reflecting a name change for Eaton Vance Global Bond Fund from Eaton Vance Diversified Currency Income Fund and updating disclosure regarding changes to the Fund’s principal investment strategy. The prospectus and SAI of Eaton Vance Emerging and Frontier Countries Equity Fund have been marked to show changes from the prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 310 filed with the Commission on February 27, 2019 (Accession No. 0000940394-19-000380). The prospectus and SAI of Eaton Vance Global Bond Fund have not been marked to show changes from a previous version because the documents have been restructured.

Based on the foregoing, the Registrant requests that the Staff, in reviewing each prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, file exhibits and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-6573.

Very truly yours,

/s/ Sarah H. McLaughlin

Sarah H. McLaughlin, Esq.

Assistant Vice President